Investments carried under the equity method (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments in associates [Abstract]
Investment under the equity method	$ 111,798	$ 116,614
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest	50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest	100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest	30.00%
Ownership interest	100.00%
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Dividend distribution	$ 4,500
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method	892	976
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	$ 40,325	39,204
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest	51.00%
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method	$ 1,564	1,587
Ca Ku A1, S.A.P.I. de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method	0	30
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method	0	0
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method	55,279	59,116
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method	13,502	15,514
Other renewable energy associates [Member]
Investments in associates [Abstract]
Investment under the equity method	$ 235	$ 286